Income taxes - Components of income / (loss) before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income taxes
Income / (loss) before income taxes	¥ (1,519,638)	$ (220,327)	¥ (1,181,985)	¥ (439,776)
The Cayman Islands
Income taxes
Income / (loss) before income taxes	(57,261)		(4,811)	55,644
British Virgin Islands
Income taxes
Income / (loss) before income taxes	(2)
Hong Kong S.A.R
Income taxes
Income / (loss) before income taxes	(27,262)		(53,347)	93
Sweden
Income taxes
Income / (loss) before income taxes	7,015		(310)
United Kingdom
Income taxes
Income / (loss) before income taxes	(348,872)		(11,164)
The PRC, excluding Hong Kong S.A.R
Income taxes
Income / (loss) before income taxes	¥ (1,093,256)		¥ (1,112,353)	¥ (495,513)